UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2006 to December 15, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The distribution report is attached as Exhibit 99.1  to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Noteholders on December 15, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: December 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

             Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                December 15, 2006


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Totals   ....................................................... 11
Bankruptcy Group Total Report   ............................................ 11
Foreclosure Group Total Report   ........................................... 11
REO Group Total Report   ................................................... 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        December 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                 ENDING
           FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS      VALUE             BALANCE             PRINCIPAL         INTEREST        TOTAL      LOSSES    INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A        700,800,000.00     536,393,176.59   24,995,027.90    2,462,938.67  27,457,966.57      0.00       0.00       511,398,148.69
AIO      561,714,804.00               0.00            0.00            0.00           0.00      0.00       0.00                 0.00
M1        22,000,000.00      22,000,000.00            0.00      104,866.67     104,866.67      0.00       0.00        22,000,000.00
M2        21,200,000.00      21,200,000.00            0.00      101,406.67     101,406.67      0.00       0.00        21,200,000.00
M3        13,200,000.00      13,200,000.00            0.00       63,360.00      63,360.00      0.00       0.00        13,200,000.00
M4        12,400,000.00      12,400,000.00            0.00       60,553.33      60,553.33      0.00       0.00        12,400,000.00
M5        11,600,000.00      11,600,000.00            0.00       57,033.33      57,033.33      0.00       0.00        11,600,000.00
M6        10,400,000.00      10,400,000.00            0.00       54,773.33      54,773.33      0.00       0.00        10,400,000.00
B          8,400,000.00       8,400,000.00            0.00       51,240.00      51,240.00      0.00       0.00         8,400,000.00
R1                 0.00               0.00            0.00            0.00           0.00      0.00       0.00                 0.00
R2               100.00               0.00            0.00            0.00           0.00      0.00       0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,361,714,904.00     635,593,176.59   24,995,027.90    2,956,172.00  27,951,199.90      0.00       0.00       610,598,148.69
-----------------------------------------------------------------------------------------------------------------------------------
C                  0.00               0.00            0.00       29,084.00      29,084.00      0.00       0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                           BEGINNING                                                             ENDING            PASS-THRU
CLASS        CUSIP         PRINCIPAL          PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A            126685CE4     765.40122230     35.66642109     3.51446728     39.18088837      729.73480121         5.510000%
AIO          126685CF1       0.00000000      0.00000000     0.00000000      0.00000000        0.00000000         0.000000%
M1           126685CG9   1,000.00000000      0.00000000     4.76666682      4.76666682    1,000.00000000         5.720000%
M2           126685CH7   1,000.00000000      0.00000000     4.78333349      4.78333349    1,000.00000000         5.740000%
M3           126685CJ3   1,000.00000000      0.00000000     4.80000000      4.80000000    1,000.00000000         5.760000%
M4           126685CK0   1,000.00000000      0.00000000     4.88333307      4.88333307    1,000.00000000         5.860000%
M5           126685CL8   1,000.00000000      0.00000000     4.91666638      4.91666638    1,000.00000000         5.900000%
M6           126685CM6   1,000.00000000      0.00000000     5.26666635      5.26666635    1,000.00000000         6.320000%
B            126685CN4   1,000.00000000      0.00000000     6.10000000      6.10000000    1,000.00000000         7.320000%
R2           126685CR5       0.00000000      0.00000000     0.00000000      0.00000000        0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     466.75935963     18.35555139     2.17091844     20.52646983      448.40380824
-----------------------------------------------------------------------------------------------------------------------------------

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                         December 15, 2006

General Information:
Record Date                                                                                                              12/14/2006
LIBOR Determination Date                                                                                                 11/13/2006
Payment Date                                                                                                             12/15/2006
Determination Date                                                                                                       12/12/2006
Interest Period
Beginning                                                                                                                11/15/2006
Ending                                                                                                                   12/14/2006
Number of Days in Interest Period                                                                                                30
Collection Period
Beginning                                                                                                                11/01/2006
Ending                                                                                                                   11/30/2006

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                              0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                    5,074,299.33
Principal payments on Mortgage Loans                                                                                  30,487,297.33
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                      618,505.36
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                      138,865.20
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                              278,082.27
Others                                                                                                                    22,599.74
Total Deposits                                                                                                        36,619,649.23

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 36,300,204.17
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                          319,445.06
Total Withdrawals                                                                                                     36,619,649.23

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Deposit from Collection Account                                                                                       36,300,204.17
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                                           0.00
Total Deposits                                                                                                        36,300,204.17

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     36,300,204.17
Total Withdrawals                                                                                                     36,300,204.17

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                             36,300,204.17
Investor Interest Collections                                                                                          4,758,631.98
Principal Collections                                                                                                 23,192,567.92
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Mortgage loans                                                                    0.00
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                       29,084.00

Credit Enhancement Draw Amount                                                                                                 0.00
Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                                266,449.09
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               266,449.09

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer                   0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                    0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       314,837.11
Amount paid to the Loan Insurance Policy Provider                                                                        314,837.11


Interest Payments

Class A
Note Interest owing to Class A Notes prior to distributions                                                            2,462,938.67
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                               0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                   0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                              2,462,938.67
Aggregate Investor Interest paid to Class A Notes                                                                      2,462,938.67
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                       0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                      0.00
Basis Risk Carryforward paid to the Class A Notes                                                                              0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                    0.00

Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                            104,866.67
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                              104,866.67
Aggregate Investor Interest paid to Class M-1 Notes                                                                      104,866.67
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                                  0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                            101,406.67
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                              101,406.67
Aggregate Investor Interest paid to Class M-2 Notes                                                                      101,406.67
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                                  0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                             63,360.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                               63,360.00
Aggregate Investor Interest paid to Class M-3 Notes                                                                       63,360.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                                  0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                             60,553.33
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                               60,553.33
Aggregate Investor Interest paid to Class M-4 Notes                                                                       60,553.33
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                                  0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                             57,033.33
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                               57,033.33
Aggregate Investor Interest paid to Class M-5 Notes                                                                       57,033.33
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                                  0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                             54,773.33
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                               54,773.33
Aggregate Investor Interest paid to Class M-6 Notes                                                                       54,773.33
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                  0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                               51,240.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                               0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                   0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                                 51,240.00
Aggregate Investor Interest paid to Class B Notes                                                                         51,240.00
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                       0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                                      0.00
Basis Risk Carryforward paid to the Class B Notes                                                                              0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                                    0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                         419,230.33
Investor Loss Amount paid to Class Notes                                                                                 419,230.33

Investor Loss Reduction Amount owing to Class Notes prior to distributions                                                 2,562.27
Investor Loss Reduction Amount paid to Class Notes                                                                         2,562.27
Investor Loss Reduction Amount for Class Notes remaining after distributions                                                   0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                0.00%

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                       1,802,459.98
Accelerated Principal Payment Amount paid to Class Notes                                                               1,802,459.98

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                            23,192,567.92
Scheduled Principal Collections Payment Amount paid to Class Notes                                                    23,192,567.92

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                                0.00
Unpaid Required Amount for Class Notes after making distributions above                                                        0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                               0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                         29,084.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          5,265,312.17
Overcollateralization Target Amount                                                                                    6,000,000.00
Overcollateralization Step-Down Amount                                                                                         0.00
Available Transferor Subordinated Amount                                                                                       0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                         29,084.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes
Investor Floating Allocation Percentage for Class Notes                                                                      99.39%
Liquidation loss amounts for Mortgage Loans                                                                              421,792.60
Investor Loss Amount for Class Notes                                                                                     419,230.33
Investor Loss Reduction Amount for Class Notes                                                                             2,562.27

Delinquent Mortgage Loans
        Delinquency Totals
                                     Number of Loans  Principal Balance  Percentage
        30 to 59 Days Delinquent           164           9,727,545.13       1.58%
        60 to 89 Days Delinquent            59           4,713,182.56       0.77%
        90 to 179 Days Delinquent           84           7,850,720.97       1.27%
        180 to 269 Days Delinquent          34           2,301,264.83       0.37%
        270 to 359 Days Delinquent           1              13,613.36       0.00%
        360 and Over Days Delinquent         0                   0.00       0.00%
        Total                              342          24,606,326.85       4.00%

        * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties

Bankruptcies
        Bankruptcy Group Total Report
        Number of Loans      Principal Balance     Percentage
                9                231,938.02           0.04%

Foreclosures
        Foreclosure Group Total Report
        Number of Loans      Principal Balance     Percentage
                17             1,414,238.99           0.23%

REO Properties
        REO Group Total Report
        Number of Loans      Principal Balance     Percentage
                3                 84,695.20           0.01%


Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                 1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                       138,865.20
Mortgage Loans repurchased by Sponsor for Modifications                                                                  618,505.36
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

BALANCE RECONCILIATION

Beginning Loan Group Balance                                                                                         639,477,821.38
Ending Loan Group Balance                                                                                            615,863,460.86
Change in Loan Group Balance                                                                                          23,614,360.52
Principal Collections                                                                                                 31,512,488.18
Liquidation Loss Amount                                                                                                  421,792.60
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                       600,847.99
Additional Balances during Collection Period                                                                           8,319,920.26
Balance Check                                                                                                                 -0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                              3,884,644.79
Allocated Transferor Interest (Ending)                                                                                 5,265,312.17

Interest payments on Mortgage Loans                                                                                    5,369,002.19
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         5,369,002.19
Servicing Fee                                                                                                            266,449.09
Investor Interest Collections                                                                                          4,758,631.98

Beginning Loan Group Balance                                                                                         639,477,821.38
Principal payments on Mortgage Loans                                                                                  31,512,488.18
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       31,512,488.18
Investor Principal Collections                                                                                        31,512,488.18
Additional Balances                                                                                                    8,319,920.26
Ending Principal Balances                                                                                            615,863,460.86
Total Collections                                                                                                     36,300,204.17
Scheduled Principal Payment                                                                                           23,192,567.92

Mortgage Loans Average Daily Balance                                                                                 637,778,504.06
Number of Mortgage Loans at beginning of Collection Period                                                                13,667.00
Number of Mortgage Loans at end of Collection Period                                                                      13,173.00
Loan Group Balance at beginning of Collection Period                                                                 639,477,821.38
Loan Group Balance at end of Collection Period                                                                       615,863,460.86

Note Principal Balance of the Class A Notes                                                                          511,398,148.69
Original Note Principal Balance of the Class A Notes                                                                 700,800,000.00
Class A Factor                                                                                                                 0.73

Note Principal Balance of the Class M-1 Notes                                                                         22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                                22,000,000.00
Class M-1 Factor                                                                                                               1.00

Note Principal Balance of the Class M-2 Notes                                                                         21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                                21,200,000.00
Class M-2 Factor                                                                                                               1.00

Note Principal Balance of the Class M-3 Notes                                                                         13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                                13,200,000.00
Class M-3 Factor                                                                                                               1.00

Note Principal Balance of the Class M-4 Notes                                                                         12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                                12,400,000.00
Class M-4 Factor                                                                                                               1.00

Note Principal Balance of the Class M-5 Notes                                                                         11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                                11,600,000.00
Class M-5 Factor                                                                                                               1.00

Note Principal Balance of the Class M-6 Notes                                                                         10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                                10,400,000.00
Class M-6 Factor                                                                                                               1.00

Note Principal Balance of the Class B Notes                                                                            8,400,000.00
Original Note Principal Balance of the Class B Notes                                                                   8,400,000.00
Class B Factor                                                                                                                 1.00

Weighted average remaining term of Mortgage Loans                                                                            282.74

Weighted Average Loan Rate                                                                                               10.179324%
Weighted Average Net Loan Rate                                                                                            8.683324%

Excess Interest                                                                                                           29,084.00

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                             55,741.98
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         185,787.28
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.02%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          923,860.88
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                     3,006,016.99
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.38%

Loans with Credit Limit Modification - current                                                                         2,220,820.18
Loans with Credit Limit Modification - cumulative                                                                     14,789,629.71
Loans with Credit Limit Modification - % of Initial                                                                           1.85%

Loans with Gross Margin Modification - current                                                                           102,804.88
Loans with Gross Margin Modification - cumulative                                                                        935,905.52
Loans with Gross Margin Modification - % of Initial                                                                           0.12%

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.